Share-based Payments (Details 1)	12 Months Ended
	Dec. 31, 2017 shares £ / shares	Dec. 31, 2016 shares £ / shares	Dec. 31, 2015 shares £ / shares
Weighted average exercise price
Options exercisable | shares	1,000,469	468,194	366,044
Weighted average exercise price of outstanding options	£ 1.003	£ 1.234	£ 0.502
Weighted average exercise price of options exercised			0.075
Weighted average exercise price of options forfeited	1.242	3.446	4.19
Weighted average exercise price of options granted	£ 0.46	£ 1.685
Weighted average remaining contractual life of outstanding options	8 years 3 months 18 days	8 years 7 months 6 days	7 years 9 months 18 days